UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:  $      267,105
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS              H01531104    1,440    25,000 SH       DEFINED    01          25,000      0    0
ALLSTATE CORP                COM              020002101    3,038    99,500 SH       DEFINED    01          99,500      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103   12,518 1,100,000     CALL DEFINED    01       1,100,000      0    0
BITAUTO HLDGS LTD            SPONSORED ADS    091727107      453    58,100 SH       DEFINED    01          58,100      0    0
BITSTREAM INC                CL A             091736108    5,950 1,135,462 SH       DEFINED    01       1,135,462      0    0
BUCKEYE TECHNOLOGIES INC     COM              118255108    2,698   100,000 SH       DEFINED    01         100,000      0    0
CF INDS HLDGS INC            COM              125269100    2,833    20,000 SH       DEFINED    01          20,000      0    0
CHEVRON CORP NEW             COM              166764100    4,268    41,500 SH       DEFINED    01          41,500      0    0
CHINAEDU CORP                SPONS ADR        16945L107    9,657 1,497,136 SH       DEFINED    01       1,497,136      0    0
CODEXIS INC                  COM              192005106    3,996   415,000 SH       DEFINED    01         415,000      0    0
CUMMINS INC                  COM              231021106    3,622    35,000 SH       DEFINED    01          35,000      0    0
ECHO GLOBAL LOGISTICS INC    COM              27875T101    5,021   282,900 SH       DEFINED    01         282,900      0    0
EL PASO PIPELINE PARTNERS L  COM UNIT LPI     283702108    1,724    49,621 SH       DEFINED    01          49,621      0    0
EMAGIN CORP                  COM NEW          29076N206    5,634   928,100 SH       DEFINED    01         928,100      0    0
ETFS PALLADIUM TR            SH BEN INT       26923A106    2,012    26,647 SH       DEFINED    01          26,647      0    0
FLOTEK INDS INC DEL          COM              343389102   11,922 1,399,351 SH       DEFINED    01       1,399,351      0    0
GAFISA S A                   SPONS ADR        362607301    1,419   150,000 SH       DEFINED    01         150,000      0    0
GENERAL CABLE CORP DEL NEW   COM              369300108    2,981    70,000 SH       DEFINED    01          70,000      0    0
HALLIBURTON CO               COM              406216101    5,477   107,400 SH       DEFINED    01         107,400      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    5,795   219,750 SH       DEFINED    01         219,750      0    0
HECKMANN CORP                *W EXP 11/09/201 422680116    1,443 3,278,703 SH       DEFINED    01       3,278,703      0    0
HOVNANIAN ENTERPRISES INC    CL A             442487203    1,205   500,000 SH       DEFINED    01         500,000      0    0
ICICI BK LTD                 ADR              45104G104    3,254    66,000 SH       DEFINED    01          66,000      0    0
INDIA FD INC                 COM              454089103      758    25,000 SH       DEFINED    01          25,000      0    0
INERGY L P                   UNIT LTD PTNR    456615103      884    25,000 SH       DEFINED    01          25,000      0    0
ISHARES INC                  MSCI S KOREA     464286772    3,250    50,000 SH       DEFINED    01          50,000      0    0
ISHARES INC                  MSCI TAIWAN      464286731    3,895   256,600 SH       DEFINED    01         256,600      0    0
LINCOLN NATL CORP IND        COM              534187109    5,152   180,850 SH       DEFINED    01         180,850      0    0
METLIFE INC                  COM              59156R108    6,844   156,000 SH       DEFINED    01         156,000      0    0
MICROSOFT CORP               COM              594918104   52,000 2,000,000     CALL DEFINED    01       2,000,000      0    0
MORGAN STANLEY CHINA A SH FD COM              617468103    3,770   138,102 SH       DEFINED    01         138,102      0    0
MORGAN STANLEY INDIA INVS FD COM              61745C105      724    33,000 SH       DEFINED    01          33,000      0    0
MOSAIC CO NEW                COM              61945C103    2,709    40,000 SH       DEFINED    01          40,000      0    0
NABI BIOPHARMACEUTICALS      COM              629519109      269    50,000 SH       DEFINED    01          50,000      0    0
NEWCASTLE INVT CORP          COM              65105M108    5,484   932,604 SH       DEFINED    01         932,604      0    0
NOVA MEASURING INSTRUMENTS L COM              M7516K103    9,203   909,400 SH       DEFINED    01         909,400      0    0
O2MICRO INTERNATIONAL LTD    SPONS ADR        67107W100    3,016   464,019 SH       DEFINED    01         464,019      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    4,162    40,000 SH       DEFINED    01          40,000      0    0
PETROHAWK ENERGY CORP        COM              716495106       63    50,000     CALL DEFINED    01          50,000      0    0
POTASH CORP SASK INC         COM              73755L107    3,419    60,000 SH       DEFINED    01          60,000      0    0
PRINCIPAL FINL GROUP INC     COM              74251V102      913    30,000 SH       DEFINED    01          30,000      0    0
PRUDENTIAL FINL INC          COM              744320102    3,714    58,400 SH       DEFINED    01          58,400      0    0
QUALITY DISTR INC FLA        COM              74756M102    6,237   479,063 SH       DEFINED    01         479,063      0    0
RED LION HOTELS CORP         COM              756764106    2,305   291,758 SH       DEFINED    01         291,758      0    0
SCHLUMBERGER LTD             COM              806857108    4,104    47,500 SH       DEFINED    01          47,500      0    0
STEC INC                     COM              784774101   11,907   700,000     CALL DEFINED    01         700,000      0    0
STRATEGIC HOTELS & RESORTS I COM              86272T106    4,327   611,200 SH       DEFINED    01         611,200      0    0
TITAN INTL INC ILL           COM              88830M102    1,456    60,000 SH       DEFINED    01          60,000      0    0
TRAVELERS COMPANIES INC      COM              89417E109    2,043    35,000 SH       DEFINED    01          35,000      0    0
ULTRAPETROL BAHAMAS LTD      COM              P94398107    1,423   288,000 SH       DEFINED    01         288,000      0    0
VIMICRO INTL CORP            ADR              92718N109    3,474 1,465,948 SH       DEFINED    01       1,465,948      0    0
VISHAY INTERTECHNOLOGY INC   COM              928298108   14,509   964,700 SH       DEFINED    01         964,700      0    0
VITESSE SEMICONDUCTOR CORP   COM NEW          928497304    4,863 1,221,750 SH       DEFINED    01       1,221,750      0    0
XL GROUP PLC                 SHS              G98290102    1,868    85,000 SH       DEFINED    01          85,000      0    0
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